Exhibit 99.1

Servicer’s Certificate Drive 2007-1
Distribution Date Period No Collection Period:	5/15/2007 2 4/01/2007 -4/30/2007

I. Funds Available for Distribution
Scheduled Principal Payments Received	7,102,977.60
Partial and Full Prepayments Received	2,945,066.85
Interest Payments Received	18,135,796.14
Interest Deposit for Repurchased Receivables	40,028.89
Other Amounts Received	32,295.40
Proceeds on Defaulted Receivables Prior to Charge Off	1,073,035.50
Recoveries on Previously Charged Off Receivables	-2,975.04
Less Netted Expenses	2,562.00
Net Swap Receipts	198,245.21
Swap Termination Account	0.00
Repurchased Receivables	2,233,578.78
Interest on Collections Account	61,752.38
Interest on Pre-Funding Account	1,515,683.84
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	506,799.18
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		33,839,722.73

II. Principal
Beginning Original Pool Contracts	846,939,340.75
Beginning Prefunded Accounts Added	280,689,671.88
Beginning Principal Balance Total		1,127,629,012.63
Principal Portion of Scheduled Payments	7,102,977.60
Principal Portion of Prepayments (partial and full)	2,945,066.85
Principal Portion of Repurchased Receivables	2,233,578.78
Principal Balance of Charged Off Receivables	1,302,935.47
Aggregate Amount of Cram Down Loss	93,429.40
Principal Distributable Amount	13,677,988.10
Ending Principal Balance		1,113,951,024.53

III. Distribution
1. Indenture Trustee Fee	9,396.91
2. Trust Collateral Agent	0.00
3. Backup Servicer Fee	1,500.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	2,819,072.53
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	840,718.21
b. Class A2 Interest	1,473,333.33
c. Class A3 Interest	778,541.67
d. Class A4 Interest	2,037,467.50
7. Note Insurer Fee	228,471.93
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	11,968,239.59
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	13,682,689.39
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		33,839,722.73

Servicer’s Certificate Drive 2007-1
Distribution Date Period No Collection Period:	5/15/2007 2 4/01/2007 -4/30/2007

IV. Balance
Original Pool Total	1,371,428,571.42	Class A1 Pool Factor	0.89964
Beginning Pool Total	1,127,629,012.63	Class A2 Pool Factor	1.00000
Ending Pool Total	1,113,951,024.53	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	1.00000
Original Note Total	1,200,000,000.00
Beginning Note Total	1,192,027,459.55
Ending Note Total	1,180,059,219.96

Class A1 Original Balance	204,000,000.00	Class A2 Original Balance	340,000,000.00
Class A1 Beginning Balance	196,027,459.55	Class A2 Beginning Balance	340,000,000.00
Class A1 Ending Balance	184,059,219.96	Class A2 Ending Balance	340,000,000.00

Class A3 Original Balance	185,000,000.00	Class A4 Original Balance	471,000,000.00
Class A3 Beginning Balance	185,000,000.00	Class A4 Beginning Balance	471,000,000.00
Class A3 Ending Balance	185,000,000.00	Class A4 Ending Balance	471,000,000.00

Note Insurer Reimbursement	0.00

	Beginning of Period	End of Period
V. Pool Information
Pool Balance	846,939,340.75	1,113,951,024.53
Wtd Avg Coupon	21.24%	21.34%
Wtd Avg Original Term	62.11	62.04
Wtd Avg Remaining Term	58.32	58.06
# Contracts	57,002	75,000
Account to Collector Ratio*	613	608

* Includes outsourced FTE

	Contract Count	Principal Balance	Pool Balance %
VI. Delinquency Information
31- 60 Days Delinquent	5,100	74,209,624.47	6.66%
61- 90 Days Delinquent	929	14,016,765.55	1.26%
91- 120 Days Delinquent	47	711,940.50	0.06%
Defaulted Receivables	948	14,006,569.03	1.26%

VII. Repossession Inventory
Repossessed Inventory — Beginning Current Period	12	231,590.29
Vehicles Repossessed in Current Period	98	1,654,457.37
Repossessed Vehicles Sold in Current Period	8	123,745.70
Repossessed Vehicles Reinstated in Current Period	2	25,881.13
Repossessed Vehicle Adjustment in Current Period	0	0.00
Repossessed Inventory — End of Collection Period	100	1,736,420.83

Servicer’s Certificate Drive 2007-1
Distribution Date Period No Collection Period:	5/15/2007 2 4/01/2007 -4/30/2007

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	333,757.06
Recoveries on Previously Charged-Off Receivables	-2,975.04
Expenses	0.00
Net Losses in Current Period	336,732.10
Cum. Net Losses to Date	527,873.17
Cum. Net Loss to (% of Pool)	0.04
Extension Count	100.00
Extension Balance	1,182,109.86
Modified Cumulative Net Loss	8,483,281.13
Modified Cumulative Net Loss to (% of Pool)	0.62

IX. Reserve Fund
Beginning of Reserve Balance	11,772,377.91
Letter of Credit	99,600,000.00
Reinvestment Income	23,265.29
Deposits	13,682,689.39
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	125,078,332.59	11.23%
Reserve Fund Requirement	144,813,633.19	13.00%
Cash Reserve	25,478,332.59	2.29%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	451,551,189.59
Reinvestment Income	1,515,683.84
Withdrawal to Seller	245,603,462.90
Withdrawals to Collection Account	1,515,683.84
Ending Pre-Funding Balance	205,947,726.69
Capitalized Interest Account
Beginning Capitalized Interest Balance	6,401,726.98
Reinvestment Income	25,497.88
Monthly Capitalized Interest Amount	481,301.30
Overfunded Capitalized Interest	3,490,242.51
Ending Capitalized Interest Balance	2,430,183.17

Servicer’s Certificate Drive 2007-1
Distribution Date Period No Collection Period:	5/15/2007 2 4/01/2007 -4/30/2007

				Average	Current Month	Previous Month	Previous Month
XI. Triggers
1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No
5. (i) Average Delinquency Ratio (last 3 months)	Limit:	6.42	No	0.72	1.32	0.11	0.00
(ii) Modified Cumulative Net Loss	Limit:	4.29	No		0.62
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.04
7. Extension Ratio	Limit:	4.00	No	0.09	0.13	0.05	0.00
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
15. Servicer Payment Default			No
16. Swap Agreement Event of Default or Termination Event			No

				Average	Current Month	Previous Month	Previous Month
XII. Reserve Event
1. Delinquency	Limit:	6.42	No	0.72	1.32	0.11	0.00
2. Cumulative Net Loss	Limit:	3.19	No		0.04

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President
Date:	May 15, 2007

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